Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000010996 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Strategic Income Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	4.63%	2.71%	3.52%
C000010995 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Strategic Income Fund (Class R) – including sales charge
Average Annual Return, Percent	4.20%	2.19%	3.00%
C000010994 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Strategic Income Fund (Class C) – including sales charge
Average Annual Return, Percent	2.65%	1.70%	2.49%
C000010992 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Strategic Income Fund (Class A) – including sales charge
Average Annual Return, Percent	(0.46%)	1.53%	2.79%
C000130079 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Emerging Markets Debt Corporate Fund (Class A) – including sales charge
Average Annual Return, Percent	(0.15%)	1.49%	3.57%
C000130080 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Emerging Markets Debt Corporate Fund (Class C) – including sales charge
Average Annual Return, Percent	2.75%	1.65%	3.31%
C000130082 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Emerging Markets Debt Corporate Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	4.81%	2.68%	4.29%
Without Sales Load [Member] | C000010996 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Strategic Income Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	4.63%	2.71%	3.52%
Without Sales Load [Member] | C000010995 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Strategic Income Fund (Class R) – excluding sales charge
Average Annual Return, Percent	4.20%	2.19%	3.00%
Without Sales Load [Member] | C000010994 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Strategic Income Fund (Class C) – excluding sales charge
Average Annual Return, Percent	3.63%	1.70%	2.49%
Without Sales Load [Member] | C000010992 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Strategic Income Fund (Class A) – excluding sales charge
Average Annual Return, Percent	4.28%	2.46%	3.26%
Without Sales Load [Member] | C000130079 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Emerging Markets Debt Corporate Fund (Class A) – excluding sales charge
Average Annual Return, Percent	4.56%	2.43%	4.04%
Without Sales Load [Member] | C000130080 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Emerging Markets Debt Corporate Fund (Class C) – excluding sales charge
Average Annual Return, Percent	3.74%	1.65%	3.31%
Without Sales Load [Member] | C000130082 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Emerging Markets Debt Corporate Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	4.81%	2.68%	4.29%
Bloomberg US Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	1.60%	(1.91%)	0.24%
J P Morgan Corporate Emerging Markets Bond Index Broad Diversified [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified
Average Annual Return, Percent	5.35%	2.52%	4.00%